One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

September 13, 2019

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re: Ohio National Fund, Inc. (1940 Act File No. 811-3015)

Post-Effective Amendment No. 89 to File No. 2-67464

Ladies and Gentlemen:

Attached hereto is post-effective amendment 89 to File number 2-67464. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. This post-effective amendment is being filed to reflect: (1) changes in the portfolio name, investment strategies and portfolio managers for the ON BlackRock Advantage Large Cap Value Portfolio (formerly ON Federated Strategic Value Dividend Portfolio); (2) changes in investment strategies and portfolio managers for the ON International Equity Portfolio; and (3) changes in investment strategies and portfolio managers for the ON Foreign Portfolio. We hereby request selective review of post-effective amendment no. 89 pursuant to SEC Release No. 33-6510 (February 15, 1984). An amendment pursuant to Rule 485(b) will be filed later to update financial information and make certain other non-material changes.

In support of its request, the registrant notes that apart from the changes noted above limited to the ON BlackRock Advantage Large Cap Value Portfolio (formerly ON Federated Strategic Value Dividend Portfolio), ON International Equity Portfolio and ON Foreign Portfolio, the information relating to the remaining 18 of 21 portfolios remains unchanged (except for typographical errors and other non-material changes) from the information in the currently effective registration statement previously reviewed by the Commission. Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the changes to the ON BlackRock Advantage Large Cap Value Portfolio (formerly ON Federated Strategic Value Dividend Portfolio), ON International Equity Portfolio and ON Foreign Portfolio and that, to the extent the staff has reviewed the existing disclosures relating to the other 18 of 21 portfolios, it will already be familiar with the information contained.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Vice President and Counsel